WARRANT LIABILITY (Details 3) - $ / shares				1 Months Ended	12 Months Ended
	Sep. 02, 2025	Oct. 03, 2024	Oct. 03, 2023	Jan. 19, 2026	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Expected volatility	82.90%				85.00%
Risk free interest rate	3.91%				3.63%
Expected dividend
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 38.00	$ 47.60	$ 1.25	$ 47.50	$ 47.50
Share price		$ 39.40	$ 39.40	$ 1.30	$ 0.32	$ 9.25
Expected life		1 year 6 months	4 years 11 months 26 days	5 years	2 years 6 months 3 days	3 years 6 months 3 days
Expected volatility		96.00%	100.70%	115.00%	95.00%	152.01%
Risk free interest rate		5.32%	4.80%	3.68%	3.73%	3.91%
Expected dividend